Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS LIQUID ASSETS INC
Central Index Key	0000030158
Amendment Flag	false
Document Creation Date	Jun. 24, 2014
Document Effective Date	Jun. 24, 2014
Prospectus Date	Jun. 25, 2014
Class 1 Shares Prospectus | DREYFUS LIQUID ASSETS INC | DREYFUS LIQUID ASSETS - Class 1
Risk/Return:
Trading Symbol	DLAXX
Class 2 Shares Prospectus | DREYFUS LIQUID ASSETS INC | Class 2
Risk/Return:
Trading Symbol	DLATX